Income taxes - Deferred Tax Assets Not Recognized (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Statement Line Items [Line Items]
Deductible temporary differences for which no deferred tax asset is recognised	$ 1,251,000	$ 1,119,700
Canada
Statement Line Items [Line Items]
Deductible temporary differences for which no deferred tax asset is recognised	306,900	335,100
United States
Statement Line Items [Line Items]
Deductible temporary differences for which no deferred tax asset is recognised	116,000	123,300
Türkiye
Statement Line Items [Line Items]
Deductible temporary differences for which no deferred tax asset is recognised	42,800	0
Deductible temporary differences
Statement Line Items [Line Items]
Deductible temporary differences for which no deferred tax asset is recognised	465,700	458,400
British Columbia mining tax deductible temporary differences
Statement Line Items [Line Items]
Deductible temporary differences for which no deferred tax asset is recognised	776,600	655,200
British Columbia mining tax credits
Statement Line Items [Line Items]
Deductible temporary differences for which no deferred tax asset is recognised	1,700	1,300
Capital losses
Statement Line Items [Line Items]
Deductible temporary differences for which no deferred tax asset is recognised	$ 7,000	$ 4,800